Pension and other post-retirement benefits - Target Plan Asset Allocation (Details)	12 Months Ended
Dec. 31, 2013
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	79.00%
Target allocation percentage range, minimum	48.90%
Target allocation percentage range, maximum	88.50%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	17.00%
Target allocation percentage range, minimum	21.10%
Target allocation percentage range, maximum	51.10%
Other
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	4.00%
Target allocation percentage range, minimum	0.00%
Target allocation percentage range, maximum	11.50%